Annual Total Returns- Janus Henderson Value Plus Income Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Value Plus Income Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	3.74%	11.75%	13.81%	9.34%	(2.45%)	11.03%	9.57%	(4.11%)	18.46%